UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	12/31/01

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Laurel Management Company, L.L.C.
Address:	One Maritime Plaza, Suite 1450
		San Francisco, CA  94111

Form 13F File Number:	28-7014

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	William J. Powers
Title:	Chief Financial Officer
Phone:	415-288-0544

Signature, Place and Date of Signing:

William J. Powers		San Francisco, CA   	January 25, 2002
	[Signature]		  [City, State]		     [Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			    -0-

Form 13F Information Table Entry Total:			2

Form 13F Information Table Value Total:		$152,510


List of Other Included Managers:

NONE


NAME OF ISSUER		TITLE OF		CUSIP		VALUE		SHARES			INV	OTH.	VOTING
				CLASS					(x$1000)				DISC	MGRS	AUTH
GAP INC.			COM		     364760108	140,820	10,101,875		SOLE	N/A	SOLE
GARTNER GROUP INC.	   CLASS A COM	     366651107	 11,690	 1,000,000		SOLE	N/A	SOLE




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